Cybersecurity Risk Management, Strategy and Governance	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

ITEM 16K-CYBERSECURITY

Risk Management and Strategy

We have implemented cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have adopted a proactive approach to risk management by implementing robust cybersecurity measures. With the deployment of an information security system, including network, host, and application security, and incorporating systematic security capabilities for threat defense, monitoring, analysis, response, deception, and countermeasures, we aim to mitigate potential cyber threats and unauthorized access to our systems and networks. However, it's essential to acknowledge that despite these efforts, risks may persist. To address this, we continually evaluate our cybersecurity strategy, identifying gaps and implementing additional controls where necessary. Our risk management framework emphasizes regular assessments, incident response planning, and employee training to enhance our resilience against evolving cyber threats. By maintaining a vigilant stance and investing in cybersecurity best practices, we strive to safeguard our operations and protect the interests of our stakeholders.

We do not currently engage any assessors, consultants, auditors or other third parties in connection with the processes for assessing, identifying, and managing material risks from cybersecurity threats. As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Governance

Our board of directors is responsible for overseeing the Company’s cybersecurity risk management and being informed on risks from cybersecurity threats. The board shall review, approve and maintain oversight of the disclosure (i) on Form 6-K for material cybersecurity incidents (if any) and (ii) related to cybersecurity matters in the periodic reports (including annual report on Form 20-F) of the Company.

In addition, our management, in consulting with our IT experts, oversees and manages cybersecurity related matters and formulates policies as necessary. Our management reports to our board regarding its assessment, identification and management on material risks from cybersecurity threats happened in the ordinary course of our business operations. If a cybersecurity incident occurs, our management will promptly organize relevant personnel for internal assessment and seek the opinions of external experts and legal advisors if necessary. If it is determined that the incident could potentially be a material cybersecurity event, our management will promptly report the investigation and assessment results to our board and our board will decide on the relevant response measures and whether any disclosure is necessary. If such disclosure is determined to be necessary, our management shall promptly prepare disclosure material for review and approval by our board before it is disseminated to the public.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

We have implemented cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our board of directors is responsible for overseeing the Company’s cybersecurity risk management and being informed on risks from cybersecurity threats. The board shall review, approve and maintain oversight of the disclosure (i) on Form 6-K for material cybersecurity incidents (if any) and (ii) related to cybersecurity matters in the periodic reports (including annual report on Form 20-F) of the Company.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]

Our board of directors is responsible for overseeing the Company’s cybersecurity risk management and being informed on risks from cybersecurity threats. The board shall review, approve and maintain oversight of the disclosure (i) on Form 6-K for material cybersecurity incidents (if any) and (ii) related to cybersecurity matters in the periodic reports (including annual report on Form 20-F) of the Company.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors is responsible for overseeing the Company’s cybersecurity risk management and being informed on risks from cybersecurity threats.
Cybersecurity Risk Role of Management [Text Block]

In addition, our management, in consulting with our IT experts, oversees and manages cybersecurity related matters and formulates policies as necessary. Our management reports to our board regarding its assessment, identification and management on material risks from cybersecurity threats happened in the ordinary course of our business operations. If a cybersecurity incident occurs, our management will promptly organize relevant personnel for internal assessment and seek the opinions of external experts and legal advisors if necessary. If it is determined that the incident could potentially be a material cybersecurity event, our management will promptly report the investigation and assessment results to our board and our board will decide on the relevant response measures and whether any disclosure is necessary. If such disclosure is determined to be necessary, our management shall promptly prepare disclosure material for review and approval by our board before it is disseminated to the public.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	In addition, our management, in consulting with our IT experts, oversees and manages cybersecurity related matters and formulates policies as necessary.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	If a cybersecurity incident occurs, our management will promptly organize relevant personnel for internal assessment and seek the opinions of external experts and legal advisors if necessary. If it is determined that the incident could potentially be a material cybersecurity event, our management will promptly report the investigation and assessment results to our board and our board will decide on the relevant response measures and whether any disclosure is necessary. If such disclosure is determined to be necessary, our management shall promptly prepare disclosure material for review and approval by our board before it is disseminated to the public.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true